Commitments and Contingencies - Contractual Obligations Related to Bank Debt, Interest and Leases on an Undiscounted Basis (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Leases	$ 26,423
Total contractual obligations	566,031
Less than one year
Disclosure Of Commitments And Contingencies [Line Items]
Leases	2,482
Total contractual obligations	35,341
1–3 years
Disclosure Of Commitments And Contingencies [Line Items]
Leases	5,261
Total contractual obligations	58,738
4–5 years
Disclosure Of Commitments And Contingencies [Line Items]
Leases	4,316
Total contractual obligations	457,588
More than 5 years
Disclosure Of Commitments And Contingencies [Line Items]
Leases	14,364
Total contractual obligations	14,364
Revolving Credit Facility Due September 2027
Disclosure Of Commitments And Contingencies [Line Items]
Bank debt	435,000
Interest	104,608
Revolving Credit Facility Due September 2027 | Less than one year
Disclosure Of Commitments And Contingencies [Line Items]
Bank debt	0
Interest	32,859
Revolving Credit Facility Due September 2027 | 1–3 years
Disclosure Of Commitments And Contingencies [Line Items]
Bank debt	0
Interest	53,477
Revolving Credit Facility Due September 2027 | 4–5 years
Disclosure Of Commitments And Contingencies [Line Items]
Bank debt	435,000
Interest	18,272
Revolving Credit Facility Due September 2027 | More than 5 years
Disclosure Of Commitments And Contingencies [Line Items]
Bank debt	0
Interest	$ 0